Shareholder Report, Line Graph (Details) 197314_Pacer Developed Markets Cash Cows Growth Leaders ETF_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Mar. 20, 2024	Oct. 31, 2025
Pacer Developed Markets Cash Cows Growth Leaders ETF
Account Value [Line Items]
Line Graph and Table Measure Name			Pacer Developed Markets Cash Cows Growth Leaders ETF NAV
Accumulated Value	$ 9,822	$ 10,000	$ 11,633
Pacer Developed Markets Cash Cows Growth Leaders Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Pacer Developed Markets Cash Cows Growth Leaders Index
Accumulated Value	9,906	10,000	$ 11,905
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Accumulated Value	10,781	10,000	$ 13,154
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Accumulated Value	$ 10,223	$ 10,000	$ 12,578